Intangible assets, net - Group Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2024 USD ($)
Intangible assets, net
Total intangible assets	¥ 90,741		¥ 94,358
Less: accumulated amortization	(36,568)		(23,203)
Less: accumulated impairment	(1,377)		(1,377)
Intangible assets, net	52,796		69,778			$ 7,233
Amortization expense	12,510	$ 1,714	8,892	¥ 5,367	[1]
Impairment losses on intangible assets	0		0	¥ 1,377
License of copyright
Intangible assets, net
Total intangible assets	3,421		4,098
Purchased software
Intangible assets, net
Total intangible assets	26,793		23,264
Trademark
Intangible assets, net
Total intangible assets	567		44
Brands
Intangible assets, net
Total intangible assets	30,916		34,522
Channel relations
Intangible assets, net
Total intangible assets	¥ 29,044		¥ 32,430

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.